Premises And Equipment - Major Categories of Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 134,416	$ 128,680
Less accumulated depreciation	(78,937)	(73,402)
Premises and equipment, net	55,479	55,278
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	17,836	17,657
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	71,002	70,183
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	42,139	36,937
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 3,439	$ 3,903